Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

•	On July 11 and August 22, 2012, the Company received notices from FBB according to which failure to (i) pay the $2,513 repayment installment due in June 2012 (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. The Company is in discussions to permanently amend the amortization schedule.

•	Pursuant to the Company’s April 2012 Board of Directors meeting, which approved the issuance of 1,820,406 common shares to the Manager, on August 10 2012, the Company issued 1,660,694 common shares to the Manager in payment of the $926 in unpaid fees due to the Manager for the first quarter of 2012 and 159,712 common shares to four non-executive members of its Board of Directors in payment of $31 per person in unpaid Board fees for the last three quarters of 2011 (Note 4).

•	On August 21, 2012, the Company received the amount of $250, following the Note Purchase Agreement dated May 11, 2012 between the Company and YA Global. The note is repaid in ten equal weekly installments and mature 90 days from the date of funding.

•	On September 7, 2012, the Company and certain of its subsidiaries entered into an amended and restated facility agreement with Deutsche Bank Nederland N.V. As amended and restated, the facility agreement:

1.	Defers and reduces the balloon payment of $16,009 due on Facility B from November 2012 to December 2015;

2.	Provides for monthly repayments of $20 for each of Facility A and Facility B commencing September 30, 2012 through April 30, 2013 and a monthly repayment of $11.5 for each of Facility A and Facility B on May 31, 2013;

3.	Suspends principal repayments from June 1, 2013 through June 30, 2014 on each of Facility A and Facility B;

4.	Provides for quarterly repayments of $337 for Facility A commencing June 30, 2014, which quarterly repayments have been reduced from $750;

5.	Provides for quarterly repayments of $337 for Facility B commencing June 30, 2014;

6.	Bears interest at the rate of LIBOR plus 1% through March 31, 2014 and LIBOR plus 3.25% from April 1, 2014 through maturity, which was amended from LIBOR plus 2.25% for Facility A and LIBOR plus 4.25% for Facility B;

7.	Establishes certain financial covenants, including an interest coverage ratio, which must be complied with starting January 1, 2013, a consolidated leverage ratio, which must be complied with starting January 1, 2014, and a minimum liquidity ratio, which must be complied with starting July 1, 2014;

8.	Removes permanently the loan to value ratio;

9.	Requires the amount of any “Excess Cash,” as determined in accordance with the amended and restated facility agreement at each fiscal quarter end beginning June 30, 2012, to be applied to pay the amendment and restructuring fee described below and prepay the outstanding loan balance; and

10.	Removes the success fee originally due under the previous agreement and sets an amendment and restructuring fee of $1,480 payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facility becomes due or is repaid in full.

•	On September 11, 2012, the Company’s Audit Committee approved the retention of Sherb & Co., LLP ("Sherb") as its independent registered public accounting firm for the fiscal year ending December 31, 2012, and dismissed Ernst & Young (Hellas) Certified Auditors Accountants S.A. (“E&Y”).

•	As of October 10, 2012, the Company has sold an aggregate of 1,739,721 shares of its common stock to YA Global, under its Standby Equity Agreement for aggregate sales proceeds of $432.

•	At its October 2012 meeting, Company’s Board of Directors approved the issuance of 2,196,500 shares of FreeSeas' common stock to the Manager in payment of the $807 in unpaid fees due to the Manager for the third quarter of 2012 under the management and services agreements with FreeSeas. The number of shares to be issued to the Manager was based on the closing prices of FreeSeas' common stock on the first day of each month during the quarter, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 326,790 shares of FreeSeas' common stock to the non-executive members of its Board of Directors in payment of $30 per person in unpaid Board fees for the first, second and third quarter of 2012. The aggregate number of shares to be issued to the directors was based on the closing prices of FreeSeas' common stock on the last day of each of the three quarters of 2012, which are the dates that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.

•	On October 11, 2012, the Company and Dutchess Opportunity Fund, II, LP, a Delaware Limited Partnership (“Dutchess Capital”) entered into an Equity Line Facility (“Line”). Pursuant to Line, the Company has the right but not the obligation, for a 36-month period, to sell up to 2,352,962 shares of its common stock to Dutchess Capital.